Offerings - Offering: 1	Aug. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common
Amount Registered | shares	10,984,848
Proposed Maximum Offering Price per Unit	0.186
Maximum Aggregate Offering Price	$ 2,043,181.73
Fee Rate	0.01381%
Amount of Registration Fee	$ 282.16
Offering Note	The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act. Pursuant to Rule 457(c) of the Securities Act, the registration fee is calculated on the basis of the average of the high and low sale prices of the registrant's common stock on August 20, 2026, as reported on the NYSE American.